UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

           READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

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1.  Name and address of issuer:

    American AAdvantage Funds
    4333 Amon Carter Boulevard, MD 5645
    Fort Worth, TX  76155

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2.   The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
     /  /
     All classes of shares of the American AAdvantage Balanced Fund, American AAdvantage Growth and Income Fund, American AAdvantage International Equity Fund, American AAdvantage Short-Term Bond Fund, American AAdvantage Money Market Fund, American AAdvantage Municipal Money Market Fund and American AAdvantage U.S. Government Money Market Fund


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3.   Investment Company Act File Number:   811-4984

     Securities Act File Number:   33-11387


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4(a) Last day of fiscal year for which this Form is filed:

          October 31, 1997


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4(b)./ /  Check box if this Form is being filed late (I.E.,  more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2).


NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.


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4(c). Check box if this is the last time the issuer will be filing this Form.


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



5. Calculation of registration fee:


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    (i)   Aggregate sale price of securities
          sold during the fiscal year pursuant to             $19,197,036,083.40
          section 24(f):                                       -----------------

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    (ii)  Aggregate price of securities
          redeemed or repurchased during the       $19,361,411,801
          fiscal year:                              --------------

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    (iii) Aggregate price of securities redeemed
          or repurchased during any prior
          fiscal year ending no earlier than
          October  11, 1995 that were not
          previously used to reduce registration   $       0
          fees payable to the Commission:          ----------------

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    (iv)  Total available redemption credits
          [add Items 5(ii) and 5(iii):                           $19,361,411,801
                                                                  --------------

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    (v)   Net sales - if Item 5(i) is greater
          than Item 5(iv) [subtract Item 5(iv)                         $0
          from Item 5(i)]:                                              --------

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    (vi)  Redemption credits available for use      $164,375,717.60
          in future years if Item 5(i) is less       --------------
          than Item 5(iv) [subtract Item 5(iv)
          from Item 5(i)]:


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    (vii) Multiplier for determining
          registration fee (See Instruction C.9):                      x .000295
                                                                         -------


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    (viii)Registration fee due [multiply Item
          5(v) by Item 5(vii)] (enter "0" if no                        =$0
          fee is due):                                                   -------


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6.  Prepaid Shares

    If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 1,112,976,595.
                                                                  --------------


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


    If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0 .
                                      ----
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7.  Interest due - if this Form is being filed more than
    90 days after the end of the issuer's fiscal year
    (see Instruction D):
                                                                       +$0
                                                                         -------
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8.  Total of the amount of the registration fee due plus
    any interest due plus any interest due [line 5(viii)
    plus line 7]:
                                                                       $0
                                                                        --------
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9.  Date  the  registration  fee  and  any  interest  payment  was  sent  to the
    Commission's lockbox depository:

          N/A

    Method of Delivery:

        /  / Wire Transfer

        /  / Mail or other means
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


                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ William F.Quinn
                              -------------------
                              William F. Quinn
                              President



Date:  January 29, 1999


 *Please print the name and title of the signing officer below the signature.


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